              As filed with the Securities and Exchange Commission
                                on June 10, 2002
                      Registration No. 333-89661; 811-096
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A*

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
                        Post-Effective Amendment No. 24                 [X]
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                               Amendment No. 25                         [X]
                        (Check appropriate box or boxes)

                             -----------------------
                               NATIONS FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)

                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
              Robert M. Kurucza, Esq.              Carl Frischling, Esq.
              Marco E. Adelfio, Esq.               Kramer, Levin, Naftalis
              Morrison & Foerster LLP                  & Frankel
              2000 Pennsylvania Ave., N.W.         919 3rd Avenue
              Suite 5500                           New York, New York 10022
              Washington, D.C.  20006
It is proposed that this filing will become effective (check appropriate box):

    [ ]  Immediately upon filing pursuant    [X]  on July 10, 2002  pursuant
         to Rule 485(b), or                       to Rule 485(b), or
    [ ]  60 days after filing pursuant       [ ]  on (May 10, 2002) pursuant
         to Rule 485(a), or                       to Rule 485(a).
    [ ]  75 days after filing pursuant to    [ ]  on (date) pursuant to
         paragraph (a)(2)*                        paragraph(a)(2) of Rule 485

If appropriate, check the following box:

    [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

     The Registrant is filing this Post-Effective Amendment No. 24 to the Registration Statement of Nations Funds Trust (the "Trust") for the purpose of designating July 10, 2002 as the new effective date for Nations Marsico Principal Protection Fund. Part A, B and C are hereby incorporated by reference to Post-Effective Amendment No. 18 filed on February 19, 2002.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 10th day of June, 2002.

                               NATIONS FUNDS TRUST

                               By:                  *
                                  --------------------------------
                                          A. Max Walker
                                          President and Chairman
                                          of the Board of Trustees

                               By:/s/ Richard H. Blank, Jr.
                                  --------------------------------
                                          Richard H. Blank, Jr.
                                          *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURES                       TITLE                        DATE
          ----------                       -----                        ----

            *                     President and Chairman         June 10, 2002
-------------------------        of the Board of Trustees
(A. Max Walker)                (Principal Executive Officer)


/s/ Richard H. Blank, Jr.                Treasurer               June 10, 2002
-------------------------                Secretary
(Richard H. Blank, Jr.)          (Principal Financial and
                                    Accounting Officer)


            *                             Trustee                June 10, 2002
-------------------------
(Edmund L. Benson, III)

            *                             Trustee                June 10, 2002
-------------------------
(William P. Carmichael)

            *                             Trustee                June 10, 2002
-------------------------
(William H. Grigg)

            *                             Trustee                June 10, 2002
-------------------------
(Thomas F. Keller)

            *                             Trustee                June 10, 2002
-------------------------
(Carl E. Mundy, Jr.)

            *                             Trustee                June 10, 2002
-------------------------
(Cornelius J. Pings)

            *                             Trustee                June 10, 2002
-------------------------
(Charles B. Walker)

            *                             Trustee                June 10, 2002
-------------------------
(Thomas S. Word)

            *                             Trustee                June 10, 2002
-------------------------
(James B. Sommers)

/s/ Richard H. Blank, Jr.
-------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact